Stock Option Plans Option Activity (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period	2,741,240
Options granted	3,000
Options exercised	(28,389)
Options forfeited	(415,745)
Options outstanding at end of period	2,300,106
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding, weighted average exercise price at beginning of period	$ 19.97
Options granted, weighted average exercise price	$ 17.07
Options exercised, weighted average exercise price	$ 12.57
Options forfeited, weighted average exercise price	$ 16.92
Options outstanding, weighted average exercise price at end of period	$ 20.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options exercisable	1,685,834
Options exercisable, weighted average exercise price	$ 21.69
Options outstanding, weighted average remaining contractual term	4 years
Options exercisable, weighted average remaining contractual term	3 years
Options outstanding, aggregate intrinsic value	$ 1,269
Options exercisable, aggregate intrinsic value	$ 602